Audit Information	12 Months Ended
Dec. 31, 2025
Auditor [Table]
Auditor Name	Onestop Assurance PAC
Auditor Firm ID	6732
Auditor Location	Singapore
Auditor Opinion [Text Block]

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statements of financial position of Sagtec Global Limited and its Subsidiaries (collectively, the “Group”) as of December 31, 2025 and 2024 and the related consolidated statements of profit or loss and other comprehensive income, changes in equity, and cash flows for each of the years in the three-year period ended December 31, 2025, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Group as of December 31, 2025 and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2025, in conformity with International Financial Reporting Standards as issued by the International Accounting Standards Board